Schedule of breakdown of actuarial gains or losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Return on plan assets (less interest income)	R$ 138,488	R$ 109,279	R$ (444,348)
Change in the asset?s limit (excluding interest income)	175,440	(154,741)	73,039
Actuarial losses and (gains)	(444,480)	103,805	477,316
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
IfrsStatementLineItems [Line Items]
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions		67,930
Loss due to change in financial assumptions	(647,564)	(30,454)	472,715
Loss due to experience adjustments	203,084	66,329	4,601
Return on plan assets (less interest income)	138,488	109,279	(444,348)
Change in the asset?s limit (excluding interest income)	175,440	(154,741)	73,039
Actuarial losses and (gains)	R$ (130,552)	R$ 58,343	R$ 106,007